Schedule of Investments (unaudited) October 31, 2022	BlackRock New York Municipal Income Trust (BNY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

New York — 152.9%

Corporate — 4.5%
Build NYC Resource Corp., Refunding RB, AMT, 5.00%, 01/01/35(a)	$420	$423,436
New York Liberty Development Corp., Refunding RB, 5.25%, 10/01/35	5,025	5,181,820
New York State Environmental Facilities Corp., RB, AMT, 2.75%, 09/01/50(b)	665	625,051
New York Transportation Development Corp., RB, AMT, 5.00%, 10/01/35	930	900,803
New York Transportation Development Corp., Refunding ARB
AMT, 2.25%, 08/01/26	1,200	1,103,028
AMT, 3.00%, 08/01/31	1,180	1,039,755
Niagara Area Development Corp., Refunding RB, Series A, AMT, 4.75%, 11/01/42(a)	2,710	2,367,789

		11,641,682

County/City/Special District/School District — 28.6%
Battery Park City Authority, RB, 4.00%, 11/01/44	2,280	2,024,619
City of New York, GO
Series A-1, 4.00%, 09/01/46	800	676,730
Series B, 5.25%, 10/01/39	525	560,895
Series B, 5.25%, 10/01/40	405	432,673
Series C, 5.00%, 08/01/43	385	393,626
Series D, 5.38%, 06/01/32	25	25,040
Series D-1, 4.00%, 03/01/44	620	540,651
Series E-1, 5.00%, 03/01/39	1,620	1,666,065
Series F-1, 5.00%, 03/01/43	2,000	2,055,800
Series F-1, 4.00%, 03/01/47	1,945	1,676,917
Sub-Series D-1, 5.00%, 08/01/31	1,820	1,842,180
Sub-Series F-1, 5.00%, 04/01/43	930	947,837
County of Nassau New York, GO
Series B, (AGM), 5.00%, 07/01/45	1,000	1,019,219
Series C, 5.00%, 10/01/29	500	533,278
Series C, 5.00%, 10/01/31	1,420	1,508,402
Erie County Industrial Development Agency, Refunding RB, Series A, (SAW), 5.00%, 05/01/28	565	591,537
Haverstraw-Stony Point Central School District, GO, (AGM), 5.00%, 10/15/36	120	121,979
Hudson Yards Infrastructure Corp., Refunding RB Series A, 5.00%, 02/15/39	2,440	2,486,663
Series A, 5.00%, 02/15/42	2,255	2,280,621
New York City Industrial Development Agency, RB(c)
(AGC), 0.00%, 03/01/35	500	273,630
(AGC), 0.00%, 03/01/39	1,000	426,881
(AGC), 0.00%, 03/01/42	3,710	1,297,847
(AGC), 0.00%, 03/01/45	2,000	562,938
New York City Industrial Development Agency, Refunding RB (AGM), 4.00%, 03/01/45	4,430	3,660,948
4.00%, 03/01/45	1,930	1,592,719
Series A, AMT, 5.00%, 07/01/28	1,125	1,120,448
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series D-1, 5.00%, 02/01/32	5,000	5,100,055
Series F-1, 5.00%, 05/01/38(d)	1,425	1,458,180
Sub-Series A-3, 4.00%, 08/01/43	1,035	907,126
Sub-Series B-1, 5.00%, 11/01/35	425	430,463
Sub-Series B-1, 5.00%, 11/01/36	340	343,829

Security	Par (000)	Value

County/City/Special District/School District (continued)
New York City Transitional Finance Authority Future Tax Secured Revenue, RB (continued)
Sub-Series E-1, 5.00%, 02/01/39	$1,015	$1,035,029
Sub-Series E-1, 5.00%, 02/01/43	3,600	3,652,150
Subordinate, 4.00%, 05/01/39	2,045	1,889,281
Series A-2, Subordinate, 5.00%, 08/01/38	2,545	2,606,189
Series C-1, Subordinate, 4.00%, 02/01/51	2,000	1,661,760
Series C-3, Subordinate, 5.00%, 05/01/41	2,445	2,494,888
Series F-1, Subordinate, 5.00%, 02/01/44	1,000	1,024,287
Series F-1, Subordinate, 4.00%, 02/01/51	1,880	1,580,601
New York Convention Center Development Corp., RB, CAB(c)
Series A, Senior Lien, 0.00%, 11/15/47	3,000	706,407
Series B, Sub Lien, (AGM-CR), 0.00%, 11/15/55	4,000	510,992
New York Convention Center Development Corp., Refunding RB 5.00%, 11/15/40	5,755	5,783,545
5.00%, 11/15/45	7,290	7,102,764
New York Liberty Development Corp., Refunding RB 3.13%, 09/15/50	4,390	3,004,402
Series 1, 5.00%, 11/15/44(a)	2,730	2,389,266
Series 2, 5.38%, 11/15/40(a)	680	655,241

		74,656,598

Education — 19.5%
Albany Capital Resource Corp., Refunding RB 4.00%, 07/01/41	595	422,557
4.00%, 07/01/51	615	386,940
Series A, 5.00%, 12/01/33	175	175,643
Series A, 4.00%, 12/01/34	130	116,616
Amherst Development Corp., Refunding RB 5.00%, 10/01/43	535	501,611
5.00%, 10/01/48	410	364,966
Buffalo & Erie County Industrial Land Development Corp., Refunding RB, Series A, 5.00%, 06/01/35	345	333,927
Build NYC Resource Corp., RB 5.00%, 02/01/33(a)	405	389,800
5.75%, 02/01/49(a)	455	430,127
Series A, 4.00%, 06/15/31	350	323,452
Series A, 5.13%, 05/01/38(a)	660	592,465
Series A, 5.50%, 05/01/48(a)	270	240,173
Build NYC Resource Corp., Refunding RB 5.00%, 06/01/33	300	304,663
5.00%, 06/01/35	350	353,357
5.00%, 06/01/40	690	691,869
5.00%, 08/01/47	135	134,219
5.00%, 11/01/47	515	522,010
Series A, 5.00%, 06/01/38	750	757,830
County of Cattaraugus New York, RB 5.00%, 05/01/34	170	170,375
5.00%, 05/01/39	125	123,044
Dobbs Ferry Local Development Corp., RB 5.00%, 07/01/39	1,000	1,008,265
5.00%, 07/01/44	500	500,242
Dutchess County Local Development Corp., RB 5.00%, 07/01/43	450	452,986
5.00%, 07/01/48	680	655,648
4.00%, 07/01/49	3,000	2,446,914
Dutchess County Local Development Corp., Refunding RB 5.00%, 07/01/42	755	771,498

1

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock New York Municipal Income Trust (BNY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education (continued)
Dutchess County Local Development Corp., Refunding RB (continued) 4.00%, 07/01/46	$1,430	$1,213,871
Geneva Development Corp., RB, 5.25%, 09/01/23(e)	900	914,931
Hempstead Town Local Development Corp., Refunding RB 5.00%, 10/01/34	310	311,737
5.00%, 10/01/35	935	939,182
4.00%, 07/01/37	220	203,179
5.00%, 07/01/47	320	310,356
Monroe County Industrial Development Corp., Refunding RB
Series A, 5.00%, 07/01/23(e)	960	971,397
Series A, 4.00%, 07/01/50	3,755	3,129,609
New York State Dormitory Authority, RB 1st Series, (AMBAC), 5.50%, 07/01/40	1,440	1,599,353
Series A, 5.25%, 07/01/24(e)	2,000	2,063,398
Series A, 5.50%, 07/01/24(e)	2,000	2,070,754
Series A, 5.00%, 07/01/43	1,260	1,282,648
New York State Dormitory Authority, Refunding RB 5.00%, 07/01/44	2,130	2,140,803
Series A, 5.25%, 07/01/23(e)	2,820	2,858,069
Series A, 5.00%, 07/01/24(e)	500	513,971
Series A, 5.00%, 07/01/33	530	535,966
Series A, 5.00%, 07/01/34	250	252,901
Series A, 5.00%, 07/01/35	3,445	3,461,526
Series A, 5.00%, 07/01/37	835	839,019
Series A, 5.00%, 07/01/38	255	260,879
Series A, 5.00%, 07/01/43	2,960	2,964,804
Onondaga County Trust for Cultural Resources, Refunding RB, 5.00%, 05/01/40	1,065	1,083,070
Orange County Funding Corp., Refunding RB
Series A, 5.00%, 07/01/37	540	525,340
Series A, 5.00%, 07/01/42	335	317,399
Schenectady County Capital Resource Corp., Refunding RB 5.00%, 07/01/32	415	450,550
5.25%, 07/01/52	715	728,885
Troy Capital Resource Corp., Refunding RB 4.00%, 08/01/35	890	805,920
5.00%, 09/01/36	1,850	1,877,506
4.00%, 09/01/40	1,285	1,099,689
Trust for Cultural Resources of The City of New York, Refunding RB
Series A, 5.00%, 07/01/37	1,105	1,118,534
Series A, 5.00%, 07/01/41	500	503,561
Yonkers Economic Development Corp., RB, Series A, 5.00%, 10/15/54	300	233,820
Yonkers Economic Development Corp., Refunding RB
Series A, 5.00%, 10/15/40	70	60,032
Series A, 5.00%, 10/15/50	115	91,503

		50,905,359

Health — 7.4%
Buffalo & Erie County Industrial Land Development Corp., RB, 5.25%, 07/01/35	500	437,030
Build NYC Resource Corp., RB
Class A, 5.25%, 07/01/37	1,010	885,624
Class A, 5.50%, 07/01/47	620	522,890

Security	Par (000)	Value

Health (continued)
Huntington Local Development Corp., RB, Series A, 5.25%, 07/01/56	$305	$232,667
Monroe County Industrial Development Corp., RB 4.00%, 12/01/41	600	495,748
5.00%, 12/01/46	960	912,143
Series A, 5.00%, 12/01/32	420	420,036
Series A, 5.00%, 12/01/37	1,100	1,051,722
Monroe County Industrial Development Corp., Refunding RB, 4.00%, 12/01/46	2,680	2,046,338
New York State Dormitory Authority, RB, Series D, 4.25%, 05/01/39	1,000	900,943
New York State Dormitory Authority, Refunding RB 4.00%, 07/01/39	1,165	841,335
4.25%, 05/01/52	3,000	2,485,701
5.00%, 05/01/52	500	476,233
Series A, 5.00%, 05/01/43	3,430	3,350,716
Catholic Health Services, 4.00%, 07/01/38	890	652,300
Oneida County Local Development Corp., Refunding RB
(AGM), 3.00%, 12/01/44	1,800	1,215,367
(AGM), 4.00%, 12/01/49	1,100	844,758
Suffolk County Economic Development Corp., RB, Series C, Catholic Health Services, 5.00%, 07/01/32	530	535,622
Tompkins County Development Corp., Refunding RB, 5.00%, 07/01/44	110	100,432
Westchester County Healthcare Corp., Refunding RB, Series B, Senior Lien, 6.00%, 11/01/30	85	85,111
Westchester County Local Development Corp., Refunding RB (a) 5.00%, 07/01/41	410	333,071
5.00%, 07/01/46	510	396,413

		19,222,200

Housing — 8.6%
New York City Housing Development Corp., RB, M/F Housing 3.15%, 11/01/44	250	184,003
Series B-1, 5.00%, 07/01/23(e)	1,300	1,315,426
Series B-1, 5.25%, 07/01/23(e)	3,720	3,770,194
Series C-1A, 4.20%, 11/01/44	1,000	863,524
Series F-1, (FHA), 2.50%, 11/01/51	5,000	2,984,625
New York City Housing Development Corp., Refunding RB, M/F Housing
Series B-1-A, 3.65%, 11/01/49	1,555	1,133,794
Series D-A1, (FHA), 2.30%, 11/01/45	2,665	1,550,891
New York State Housing Finance Agency, RB, M/F Housing
Series B, (FHLMC SONYMA, FNMA, GNMA), 4.00%, 11/01/42	110	93,800
Series E, (SONYMA FANNIE MAE), 4.15%, 11/01/47	1,485	1,215,854
Series G, (SONYMA), 2.60%, 11/01/46	6,000	3,720,180
Series H, 4.25%, 11/01/51	1,000	814,236
Series J-1, (SONYMA HUD SECT 8), 2.88%, 11/01/56	2,750	1,596,768
Series M-1, (FHA), 2.65%, 11/01/54	1,600	909,410

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock New York Municipal Income Trust (BNY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Housing (continued)
New York State Housing Finance Agency, RB, M/F Housing (continued)
Series P, 3.15%, 11/01/54	$1,420	$908,473
State of New York Mortgage Agency, RB, S/F Housing, Series 239, (SONYMA), 2.70%, 10/01/47	1,995	1,352,582

		22,413,760

State — 15.2%
New York City Transitional Finance Authority Building Aid Revenue, RB, Sub-Series S-1B, (SAW), 4.00%, 07/15/42	1,500	1,294,797
New York City Transitional Finance Authority Building Aid Revenue, Refunding RB Series S-1A, (SAW), 4.00%, 07/15/39	250	223,220
Series S-3, Subordinate, (SAW), 4.00%, 07/15/38	5,715	5,117,417
New York State Dormitory Authority, RB
Series A, 5.00%, 03/15/32	1,000	1,057,587
Series A, 5.00%, 03/15/36	1,905	1,962,468
Series A, 5.00%, 03/15/39	760	782,045
Series A, 5.00%, 02/15/42	2,250	2,282,825
Series A, 5.00%, 03/15/43	265	270,495
Series B, 5.00%, 03/15/38	560	574,571
Series B, 5.00%, 03/15/39	960	982,631
Series C, 4.00%, 03/15/45	1,225	1,056,004
New York State Dormitory Authority, Refunding RB
Series A, 5.25%, 03/15/39	3,045	3,175,579
Series A, 4.00%, 03/15/43	2,500	2,224,457
Series A, 4.00%, 03/15/46	1,100	951,633
Series A, 4.00%, 03/15/49	3,295	2,793,573
Series E, 5.00%, 03/15/41	2,200	2,255,889
New York State Thruway Authority, Refunding RB, Series A, 4.00%, 03/15/42	500	448,375
New York State Urban Development Corp. RB, Class A, 4.00%, 03/15/47(d)	3,500	3,008,943
New York State Urban Development Corp., RB, Series C, 5.00%, 03/15/30	1,885	1,895,601
New York State Urban Development Corp., Refunding RB 4.00%, 03/15/45	3,425	2,987,494
4.00%, 03/15/46	5,000	4,237,345

		39,582,949

Tobacco — 3.8%
Chautauqua Tobacco Asset Securitization Corp., Refunding RB 4.75%, 06/01/39	400	372,488
5.00%, 06/01/48	550	501,269
New York Counties Tobacco Trust IV, Refunding RB, Series A, 6.25%, 06/01/41(a)	1,400	1,392,133
New York Counties Tobacco Trust VI, Refunding RB
Series A-2-B, 5.00%, 06/01/45	430	368,221
Series A-2-B, 5.00%, 06/01/51	2,340	1,955,229
Series C, 4.00%, 06/01/51	2,250	1,624,417
Niagara Tobacco Asset Securitization Corp., Refunding RB 5.25%, 05/15/34	250	246,252
5.25%, 05/15/40	630	608,140

Security	Par (000)	Value

Tobacco (continued)
TSASC, Inc., Refunding RB, Series A, 5.00%, 06/01/41	$910	$866,346
Westchester Tobacco Asset Securitization Corp., Refunding RB
Sub-Series C, 4.00%, 06/01/42	985	933,763
Sub-Series C, 5.13%, 06/01/51	1,225	1,132,533

		10,000,791

Transportation — 42.0%
Buffalo & Fort Erie Public Bridge Authority, RB, 5.00%, 01/01/47	1,015	1,022,221
Metropolitan Transportation Authority, RB Series A-1, 5.25%, 11/15/23(e)	1,080	1,102,080
Series E, 5.00%, 11/15/38	5,650	5,422,282
Metropolitan Transportation Authority, Refunding RB Series A, 4.00%, 11/15/51	8,335	6,881,143
Series A-1, 5.25%, 11/15/57	1,000	943,326
Series B, 5.00%, 11/15/37	1,000	971,797
Series D, 5.25%, 11/15/23(e)	1,660	1,693,748
Series F, 5.00%, 11/15/30	390	390,190
Sub-Series B-1, 5.00%, 11/15/31	1,500	1,525,176
Sub-Series B-1, 5.00%, 11/15/51	480	482,400
Sub-Series B-2, 4.00%, 11/15/34	1,750	1,665,060
Sub-Series C-1, 5.00%, 11/15/34	1,860	1,847,791
MTA Hudson Rail Yards Trust Obligations, Refunding RB, Series A, 5.00%, 11/15/56	5,160	4,928,357
New York Liberty Development Corp., Refunding RB
Series 1, 2.75%, 02/15/44	3,125	2,077,669
Series A, 3.00%, 11/15/51	6,295	3,909,837
New York State Bridge Authority, RB, Series A, 4.00%, 01/01/46	1,050	926,768
New York State Thruway Authority, RB
Series A, Junior Lien, 5.00%, 01/01/41	365	367,075
Series A, Junior Lien, 5.25%, 01/01/56	1,130	1,134,382
New York State Thruway Authority, Refunding RB
Series J, 5.00%, 01/01/41	2,500	2,507,828
Series K, 5.00%, 01/01/32	3,325	3,419,014
Series L, 5.00%, 01/01/33	90	94,173
Series L, 5.00%, 01/01/34	140	145,618
Series L, 5.00%, 01/01/35	170	176,028
Series B, Subordinate, 4.00%, 01/01/45	7,305	6,077,833
Series B, Subordinate, 1.00%, 01/01/53	5,160	4,109,868
New York Transportation Development Corp., ARB
AMT, 5.00%, 12/01/35	5,000	4,742,760
AMT, 4.00%, 12/01/42	5,000	3,801,340
Series A, AMT, (AGM-CR), 4.00%, 07/01/41	1,100	887,918
Series A, AMT, 5.00%, 07/01/41	1,040	958,083
Series A, AMT, 5.25%, 01/01/50	9,165	8,438,683
New York Transportation Development Corp., RB, AMT, 4.00%, 04/30/53	2,000	1,464,842
Port Authority of New York & New Jersey, ARB, Consolidated, 220th Series, AMT, 4.00%, 11/01/59	2,320	1,761,351
Port Authority of New York & New Jersey, Refunding ARB
Series 179, 5.00%, 12/01/38	820	824,594
178th Series, AMT, 5.00%, 12/01/43	930	930,810
195th Series, AMT, 5.00%, 04/01/36	750	754,723
Consolidated, 177th Series, AMT, 4.00%, 01/15/43	1,120	953,847

3

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock New York Municipal Income Trust (BNY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
Port Authority of New York & New Jersey, Refunding ARB (continued)
Series 178th, AMT, 5.00%, 12/01/33	$750	$752,225
Series 231st, AMT, 5.50%, 08/01/47	3,000	3,173,103
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB, Series A, 5.25%, 05/15/52	1,035	1,064,363
Triborough Bridge & Tunnel Authority, RB
Series A, 5.00%, 11/15/42	1,000	1,016,205
Series A, 4.00%, 11/15/54	8,055	6,702,050
Series B, 5.00%, 11/15/40	870	881,618
Series B, 5.00%, 11/15/45	310	312,401
Triborough Bridge & Tunnel Authority, Refunding RB
Series A, 5.00%, 11/15/29	810	817,170
Series A, 5.25%, 11/15/45	1,330	1,352,532
Series A, 5.00%, 11/15/46	3,000	3,016,605
Series A, 5.00%, 11/15/50	1,000	1,004,194
Series A-1, 4.00%, 05/15/46	7,000	6,012,328
Series B, 5.00%, 11/15/37	725	741,233
Series C-2, 5.00%, 11/15/42(d)	1,670	1,705,237
Triborough Bridge & Tunnel Authority, Refunding RB, CAB, Series B, 0.00%, 11/15/32(c)	2,335	1,507,812
Triborough Bridge & Tunnel Authority, Sales Tax Revenue, RB, Series A, 5.25%, 05/15/57	360	370,293

		109,769,984

Utilities — 23.3%
Long Island Power Authority, RB
(AGM), 0.00%, 06/01/28(c)	3,515	2,824,700
5.00%, 09/01/36	340	346,275
5.00%, 09/01/38	3,375	3,418,895
5.00%, 09/01/42	290	290,853
5.00%, 09/01/47	2,195	2,201,943
Series C, (AGC), 5.25%, 09/01/29	4,000	4,355,752
New York City Municipal Water Finance Authority, RB
Series AA-1, 3.00%, 06/15/51	605	407,283
Series AA-1, 4.00%, 06/15/51	8,965	7,536,741
Series BB-1, 3.00%, 06/15/50	4,395	2,985,000
Series CC-1, 4.00%, 06/15/52	5,000	4,182,500
Series DD, 5.25%, 06/15/47	245	250,181
New York City Municipal Water Finance Authority, Refunding RB
Series EE, 5.00%, 06/15/40	700	718,337
Series EE, 4.00%, 06/15/45	1,220	1,051,819
Series HH, 5.00%, 06/15/39	3,500	3,549,098
Sub-Series AA-1, 4.00%, 06/15/50	1,000	844,252
Sub-Series FF-2, Subordinate, 4.00%, 06/15/41	455	404,584
New York Power Authority, RB, (AGM), 4.00%, 11/15/61	10,000	8,131,180
New York Power Authority, Refunding RB
Series A, 4.00%, 11/15/50	2,000	1,710,654
Series A, 4.00%, 11/15/60(d)	6,135	5,068,234
New York State Environmental Facilities Corp., RB
Series B, 5.00%, 09/15/40	635	646,582
Series B, Subordinate, 5.00%, 06/15/48	1,760	1,802,823
New York State Environmental Facilities Corp., Refunding RB, 4.00%, 06/15/47	3,110	2,698,808

Security	Par (000)	Value

Utilities (continued)
Utility Debt Securitization Authority, Refunding RB Restructured, 5.00%, 12/15/44	$2,000	$2,113,448
Series A, Restructured, 5.00%, 12/15/35	3,000	3,115,002
Western Nassau County Water Authority, RB, Series A, 5.00%, 04/01/25(e)	250	259,660

		60,914,604

Total Municipal Bonds in New York		399,107,927

Puerto Rico — 5.2%

State — 4.7%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	1,731	1,448,051
Series A-1, Restructured, 5.00%, 07/01/58	6,296	5,386,360
Series A-2, Restructured, 4.78%, 07/01/58	1,544	1,280,365
Series A-2, Restructured, 4.33%, 07/01/40	3,004	2,548,984
Series B-1, Restructured, 4.75%, 07/01/53	130	108,207
Series B-2, Restructured, 4.78%, 07/01/58	126	103,938
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(c)	5,916	1,283,902

		12,159,807

Tobacco — 0.5%
Children’s Trust Fund, Refunding RB, 5.63%, 05/15/43	1,385	1,384,928

Total Municipal Bonds in Puerto Rico		13,544,735

Total Municipal Bonds — 158.1% (Cost: $467,123,260)		412,652,662

Municipal Bonds Transferred to Tender Option Bond Trusts(f)

New York — 12.1%

County/City/Special District/School District — 3.1%
City of New York, GO, Series D, 5.00%, 12/01/43(g)	4,000	4,077,598
City of New York, Refunding GO Series B, 4.00%, 08/01/32	1,790	1,798,268
Sub-Series 1-I, 5.00%, 03/01/36	2,250	2,281,458

		8,157,324

Education — 1.6%
Trust for Cultural Resources of The City of New York, Refunding RB, Series A, 5.00%, 08/01/33	4,038	4,090,922

Housing — 1.7%
New York City Housing Development Corp., Refunding RB, Series A, 4.25%, 11/01/43	5,248	4,574,958

State — 0.4%
New York State Dormitory Authority, RB, Series C, 5.00%, 03/15/39	1,000	1,029,008

Transportation — 3.9%
Port Authority of New York & New Jersey, Refunding ARB 194th Series, 5.25%, 10/15/55	2,925	2,964,298
Consolidated, Series 211, 5.00%, 09/01/48	4,760	4,830,260
Series 221, AMT, 4.00%, 07/15/55	2,860	2,288,768

		10,083,326

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock New York Municipal Income Trust (BNY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Utilities — 1.4%
New York Power Authority, Refunding RB, Series A, 4.00%, 11/15/60	$3,375	$2,788,148
Utility Debt Securitization Authority, Refunding RB, Restructured, Series B, 4.00%, 12/15/35	840	830,418

		3,618,566

Total Municipal Bonds in New York		31,554,104

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 12.1% (Cost: $34,288,558)		31,554,104

Total Long-Term Investments — 170.2% (Cost: $501,411,818)		444,206,766

	Shares

Short-Term Securities

Money Market Funds — 4.9%
BlackRock Liquidity Funds New York Money Fund Portfolio, 1.76%(h)(i)	12,907,788	12,907,788

Total Short-Term Securities — 4.9% (Cost: $12,907,788)		12,907,788

Total Investments — 175.1% (Cost: $514,319,606)		457,114,554

Other Assets Less Liabilities — 0.5%		1,305,604

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (7.0)%		(18,341,138)

VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (68.6)%		(179,059,384)

Net Assets Applicable to Common Shares — 100.0%		$261,019,636

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Zero-coupon bond.
(d)	When-issued security.
(e)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(f)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(g)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreement, which expires on December 1, 2026, is $2,102,778.

(h)	Affiliate of the Fund.
(i)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds New York Money Fund Portfolio	$694,571	$12,213,217	(a)	$—	$—	$—	$12,907,788	12,907,788	$11,677	$—

(a)	Represents net amount purchased (sold).

5

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock New York Municipal Income Trust (BNY)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Short Contracts 10-Year U.S. Treasury Note	155	12/20/22	$17,157	$912,957
U.S. Long Bond	295	12/20/22	35,658	3,591,383
5-Year U.S. Treasury Note	158	12/30/22	16,849	561,418

				$5,065,758

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$412,652,662	$—	$412,652,662
Municipal Bonds Transferred to Tender Option Bond Trusts	—	31,554,104	—	31,554,104
Short-Term Securities
Money Market Funds	12,907,788	—	—	12,907,788

	$12,907,788	$444,206,766	$—	$457,114,554

Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$5,065,758	$—	$—	$5,065,758

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Liabilities
TOB Trust Certificates	$—	$(18,264,456)	$—	$(18,264,456)
VRDP Shares at Liquidation Value	—	(179,400,000)	—	(179,400,000)

	$—	$(197,664,456)	$—	$(197,664,456)

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock New York Municipal Income Trust (BNY)

Portfolio Abbreviation

AGC	Assured Guaranty Corp.

AGM	Assured Guaranty Municipal Corp.

AGM-CR	AGM Insured Custodial Receipt

AMBAC	AMBAC Assurance Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

CAB	Capital Appreciation Bonds

FHA	Federal Housing Administration

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General Obligation Bonds

HUD SECT 8	U.S. Department of Housing and Urban Development Section 8

M/F	Multi-Family

MTA	Month Treasury Average

RB	Revenue Bond

S/F	Single-Family

SAW	State Aid Withholding

SONYMA	State of New York Mortgage Agency

7